Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,732	$ 1,065
Restricted cash	5	53
Accounts receivable:
Trade, net	3,720	3,582
Related parties	184	196
Inventories	5,075	5,499
Prepaid expenses and other current assets	570	1,040
Total current assets	12,286	11,435
Property, plant and equipment, net	7,696	7,333
Investments and long-term receivables:
Investment in PO joint ventures	397	412
Equity investments	1,583	1,559
Other investments and long-term receivables	383	72
Goodwill	591	585
Intangible assets, net	1,038	1,177
Other assets	246	266
Total assets	24,220	22,839
Current liabilities:
Current maturities of long-term debt	1	4
Short-term debt	95	48
Accounts payable:
Trade	2,440	2,562
Related parties	845	852
Accrued liabilities	1,157	1,242
Deferred income taxes	558	310
Total current liabilities	5,096	5,018
Long-term debt	4,304	3,980
Other liabilities	2,327	2,277
Deferred income taxes	1,314	917
Commitments and contingencies
Stockholders' equity:
Ordinary shares, EUR0.04 par value, 1,275 million shares authorized, 575,216,709 and 573,390,514 shares issued, respectively	31	31
Additional paid-in capital	10,351	10,272
Retained earnings	1,274	841
Accumulated other comprehensive loss	(411)	(427)
Treasury stock, at cost, 3,206,033 and 4,051,013 ordinary shares, respectively	(106)	(124)
Total Company share of stockholders' equity	11,139	10,593
Non-controlling interests	40	54
Total equity	11,179	10,647
Total liabilities and equity	$ 24,220	$ 22,839